REAL ESTATE ASSETS - Property Acquisition (Narrative) (Details)		6 Months Ended	12 Months Ended
	Dec. 21, 2020 property	Jun. 30, 2020 USD ($) property	Dec. 31, 2020 USD ($) property	Dec. 31, 2019 USD ($) property	Dec. 31, 2018 USD ($) property	Jun. 30, 2021 USD ($)
Real Estate [Line Items]
Number of properties acquired through mergers | property	146		146
Real estate investment property, at cost			$ 3,761,490,000	$ 2,843,438,000		$ 3,675,098,000
2020 Asset Acquisitions
Real Estate [Line Items]
Real estate investment property, at cost		$ 4,659,000	798,500,000
Acquisition related costs		$ 42,000	$ 7,900,000
2019 Property Acquisition
Real Estate [Line Items]
Real estate investment property, at cost				6,165,000
Acquisition related costs				$ 165,000
Real investment property, percent acquired				100.00%
2018 Asset Acquisitions
Real Estate [Line Items]
Real estate investment property, at cost					$ 11,905,000
Acquisition related costs					$ 277,000
Real investment property, percent acquired					100.00%
Commercial Real Estate
Real Estate [Line Items]
Number of properties acquired | property		1	150	1	1